BRADFORD
                                    MUNICIPAL
                                  MONEY MARKET
                                    PORTFOLIO





J.C. Bradford & Co.

[LOGO OMITTED]







                                  Annual Report
                                 August 31, 1996

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT


     Although this summer's weather remained on the cool side, the debate over Federal Reserve monetary policy became quite heated as the year progressed. By early July, a majority of Fed watchers were convinced that a rise in short-term interest rates was imminent, and pointed to July's strong employment report as evidence. The only question seemed to be the size and timing of the Fed's move. Would the Fed wait until its August meeting, or would they immediately raise the funds rate 25 or 50 basis points? Certainly, they pointed out, the jump in nonfarm payroll (+700,000 jobs) and the spike in hourly earnings (+9 cents) was cause for immediate action by the Fed to curb the economy and prevent a rekindling of inflation. However, as has often happened this year, economic reports that seemed to suggest either a business expansion or a slowdown were followed quite closely by reports that suggested otherwise. It seemed that after the winter's government shut downs and snowstorms, the predictability of economic numbers became a lost art in 1996.

     This same type of reversal of expectations occurred again in July following the strong jobs report. Within only a few weeks, signs of slower economic activity had tempered the certainty of a rate hike, and by the time Alan Greenspan spoke at his Humphrey-Hawkins testimony, he speculated that, "looking forward, there are a number of reasons to expect demands to moderate and economic activity to settle back toward a more sustainable pace in the months ahead." The Federal Reserve's forecast for growth is 2.5%-2.75% this year, falling to 1.75%-2.25% next year; while inflation should average about 3.0%-3.25% this year, and 2.75%-3.0% next year. Greenspan's remarks were very well received by the markets, and stocks and bonds rose sharply into early August. In addition, the expectation of higher short-term interest rates eased considerably, and by the time the Fed met on August 20, there was almost no one in the "tighter" camp.

     Short-term taxable interest rates have held steady at 5.25% (federal funds rate) for the last two quarters. The Federal Reserve's last move was on January 31, when they eased monetary policy to encourage economic growth, following news of a very weak fourth quarter 1995. At that time, market sentiment was biased towards additional easings of monetary policy and the short-term yield curve offered no incentive to extend. By mid-April, however, strong jobs reports worried the markets that the Fed would not only stop easing but might consider tightening. In response, the yield curve turned positive and rewarded longer average maturities with yield pick ups of 20-30 basis points. The Money Market and Government portfolios took advantage of this opportunity by moving their maturities to the 50-60 day range. For much of the last two quarters, investments of 3-12 months have outyielded overnight rates by 25-50 basis points.

     In the short-term municipal market, the usually predictable pattern of seasonal influences was interrupted this year by the federal budget impasse last winter, the possibility of changes to the tax code and volatility in the stock and bond markets. As in the taxable market, sentiment leaned towards higher rates, but the short-term municipal yield curve remained stubbornly flat. Yields on daily demand notes fluctuated widely during the year, between 2%-4%, depending on the day, month and level of supply versus demand. In June, for example, as supply fell, demand notes rose to yields over 4%, but as supply reentered the market in July, yields fell to 2.35%. By the end of August, New York City, California and Texas were all settling large new issues. The Municipal Portfolio took advantage of these new offerings to extend its average weighted maturity to the 50-day range.

     As always, all the Fund's portfolios emphasized high quality securities and highly liquid structures, in addition to providing competitive daily returns. Our credit research department employs fifteen professionals to approve and monitor the creditworthiness of every issue/issuer in which the portfolios invest. Finally, as of the date of this report, there are a number of proposed amendments to Rule 2a-7, the regulations which govern money market funds.The anticipated effective date of October 3 has been postponed by the SEC. We are following the situation closely and will be reporting to you in the future about the substance and timing of those changes.

                PNC Institutional Management Corporation
                (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Municipal Money Market Portfolio of The RBB Fund, Inc., as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of August 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Municipal Money Market Portfolio of The RBB Fund, Inc. as of August 31, 1996 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 15, 1996

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

Investment Income
   Interest ...................................................    $15,900,230
                                                                   -----------

Expenses
   Investment advisory fees ...................................      1,409,660
   Administration fees ........................................        428,209
   Distribution fees ..........................................      2,427,986
   Directors' fees ............................................          7,715
   Custodian fees .............................................         88,191
   Transfer agent fees ........................................        291,739
   Legal fees .................................................         17,721
   Audit fees .................................................         12,514
   Registration fees ..........................................        192,999
   Insurance expense ..........................................          9,056
   Printing fees ..............................................         72,100
   Miscellaneous ..............................................            387
                                                                   -----------
                                                                     4,958,277

   Less fees waived ...........................................     (1,236,642)
   Less expense reimbursement by advisor ......................        (17,576)
                                                                   -----------
        Total expenses ........................................      3,704,059
                                                                   -----------
   Net investment income ......................................     12,196,171
                                                                   -----------
   Realized loss on investments ...............................           (674)
                                                                   -----------
   Net increase in net assets resulting from operations .......    $12,195,497
                                                                   ===========

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE            FOR THE
                                                                          YEAR ENDED         YEAR ENDED
                                                                        AUGUST 31, 1996    AUGUST 31, 1995
                                                                        ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ............................................     $ 12,196,171       $  9,691,756
  Net gain (loss) on investments ...................................             (674)             7,009
                                                                         ------------       ------------
  Net increase in net assets resulting from operations .............       12,195,497          9,698,765
                                                                         ------------       ------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  Bedford shares ...................................................       (5,960,711)        (5,717,451)
  Bradford Shares ..................................................       (3,611,114)        (3,266,535)
  Cash Preservation shares .........................................           (3,746)            (5,648)
  Janney Montgomery Scott shares ...................................       (2,620,457)          (701,975)
  RBB shares .......................................................             (143)              (147)
                                                                         ------------       ------------
    Total distributions to shareholders ............................      (12,196,171)        (9,691,756)
                                                                         ------------       ------------
Net capital share transactions .....................................       (1,864,843)       140,043,103
                                                                         ------------       ------------
Total increase (decrease) in net assets ............................       (1,865,517)       140,050,112

Net Assets:
  Beginning of year ................................................      422,753,863        282,703,751
                                                                         ------------       ------------
  End of year ......................................................     $420,888,346       $422,753,863
                                                                         ============       ============

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                     FOR THE PERIOD
                                                FOR THE           FOR THE          FOR THE            FOR THE       JANUARY 10, 1992
                                                 YEAR              YEAR             YEAR               YEAR         (COMMENCEMENT OF
                                                 ENDED             ENDED            ENDED              ENDED         OPERATIONS) TO
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   --------------    ---------------   ---------------  ----------------

   Net asset value, beginning of period ....    $    1.00         $    1.00         $    1.00         $   1.00          $    1.00
                                                ---------         ---------         ---------         --------          ---------
   Income from investment operations:
      Net investment income ................       0.0288            0.0297            0.0195           0.0195             0.0154
                                                ---------         ---------         ---------         --------          ---------
        Total from investment operations ...       0.0288            0.0297            0.0195           0.0195             0.0154
                                                ---------         ---------         ---------         --------          ---------
   Less distributions
      Dividends (from net investment income)      (0.0288)          (0.0297)          (0.0195)         (0.0195)           (0.0154)
                                                ---------         ---------         ---------         --------          ---------
        Total distributions ................      (0.0288)          (0.0297)          (0.0195)         (0.0195)           (0.0154)
                                                ---------         ---------         ---------         --------          ---------
   Net asset value, end of period ..........    $    1.00         $    1.00         $    1.00         $   1.00          $    1.00
                                                =========         =========         =========         ========          =========
   Total Return ............................        2.92%             3.01%             1.97%            1.96%            2.42%(b)
   Ratios /Supplemental Data
      Net assets, end of period (000) ......    $ 129,399         $ 110,936         $ 100,089         $ 76,975          $  69,586
      Ratios of expenses to average
       net assets ..........................       .84%(a)           .82%(a)           .77%(a)          .77%(a)         .77%(a)(b)
      Ratios of net investment income
       to average net assets ...............        2.88%             2.97%             1.95%            1.95%            2.40%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.

(c) Financial Highlights relate soley to the Bradford Class of Shares within the portfolio.



                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, and the Bradford Family. The Bradford Municipal Money Market Shares represent an interest in the Municipal Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Institutional Management Corp. ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Municipal Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                .35% of first $250 million of net assets;
                .30% of next $250 million of net assets;
                .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the investment portfolio were as follows:

           GROSS                                             NET
         ADVISORY                                         ADVISORY
            FEE                   WAIVER                     FEE
        ----------            ------------                --------
        $1,409,660            $ (1,218,973)               $190,687

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                        GROSS                                            NET
                                                   TRANSFER AGENCY                                 TRANSFER AGENCY
                                                         FEE                    WAIVER                   FEE
                                                   ---------------          --------------         ---------------
        Bedford Class                                 $ 104,373                $      --              $ 104,373
        Bradford Class                                   59,772                       --                 59,772
        Cash Preservation Class                           8,783                   (8,303)                   480
        Janney Montgomery Scott Class                   109,422                       --                109,422
        RBB Class                                         9,389                   (9,366)                    23
                                                      ---------                ---------              ---------
          Total                                       $ 291,739                $ (17,669)             $ 274,070
                                                      =========                =========              =========

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended August 31, 1996, administration fee for the portfolio was as $428,209.

     The Fund, on behalf of each class of shares within this portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1996, distribution fees for each class were as follows:

                                                    DISTRIBUTION
                                                         FEE
                                                    --------------
          Bedford Class                               $ 1,139,416
          Bradford Class                                  723,264
          Cash Preservation Class                             531
          Janney Montgomery Scott Class                   564,754
          RBB Class                                            21
                                                      -----------
             Total                                    $ 2,427,986
                                                      ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, there were no service organization fees for the Municipal Money Market Portfolio.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                                  MUNICIPAL MONEY MARKET PORTFOLIO
                                                            ------------------------------------------
                                                               FOR THE                     FOR THE
                                                              YEAR ENDED                 YEAR ENDED
                                                            AUGUST 31, 1996            AUGUST 31, 1995
                                                           ----------------            ---------------
                                                                 VALUE                      VALUE
                                                            --------------             --------------
     Shares sold:
       Bedford Class                                        $1,022,457,772             $1,104,088,188
       Bradford Class                                          479,401,891                474,166,249
       Cash Preservation Class                                     171,907                    175,548
       Janney Montgomery Scott Class                           408,374,271                208,067,881
       RBB Class                                                    69,480                      5,004

     Shares issued in reinvestment of dividends:
       Bedford Class                                             5,847,767                  5,576,408
       Bradford Class                                            3,506,714                  3,126,860
       Cash Preservation Class                                       3,515                      5,478
       Janney Montgomery Scott Class                             2,602,869                    662,565
       RBB Class                                                       143                        146

     Shares repurchased:
       Bedford Class                                        (1,024,790,222)            (1,093,651,142)
       Bradford Class                                         (464,445,579)              (466,448,018)
       Cash Preservation Class                                    (220,929)                  (220,601)
       Janney Montgomery Scott Class                          (434,775,023)               (95,506,391)
       RBB Class                                                   (69,419)                    (5,072)
                                                            --------------             --------------
     Net increase (decrease)                                $   (1,864,843)            $  140,043,103
                                                            ==============             ==============
     Bradford Shares authorized                                500,000,000                500,000,000
                                                            ==============             ==============

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                      MUNICIPAL
                                                    MONEY MARKET
                                                      PORTFOLIO
                                                    -------------
          Capital paid-in
             Bedford Class                          $ 202,009,609
             Bradford Class                           129,398,582
             Cash Preservation Class                      115,765
             Janney Montgomery Scott Class             89,426,172
             RBB Class                                      5,143
             Other Classes                                    800

          Accumulated net realized gain (loss)
             on investments
             Bedford Class                                (69,803)
             Bradford Class                                   339
             Cash Preservation Class                            5
             Janney Montgomery Scott Class                  1,734
             RBB Class                                         --
                                                    -------------
                                                    $ 420,888,346
                                                    =============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, $67,725 capital loss carryovers were available to offset future realized gains of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002 and $674 expires in 2004.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY

                                                                        MUNICIPAL MONEY MARKET PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                                FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                                 YEAR              YEAR              YEAR              YEAR              YEAR
                                                 ENDED             ENDED             ENDED             ENDED             ENDED
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year.........     $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
                                                ---------         ---------         ---------         ---------         ---------
Income from investment operations:
  Net investment income....................        0.0288            0.0297            0.0195            0.0195            0.0287
  Net gain on securities (both realized
   and unrealized) ........................            --                --                --                --                --
                                                ---------         ---------         ---------         ---------         ---------
     Total from investment operations              0.0288            0.0297            0.0195            0.0195            0.0287
                                                ---------         ---------         ---------         ---------         ---------

Less distributions:
  Dividends (from net investment income)...       (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
  Distributions (from capital gains).......            --                --                --                --                --
                                                ---------         ---------         ---------         ---------         ---------
     Total distributions...................       (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
                                                ---------         ---------         ---------         ---------         ---------
Net asset value, end of year...............     $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
                                                =========         =========         =========         =========         =========
Total Return...............................         2.92%           3.01%(b)            1.97%             1.96%             2.90%
Ratios /Supplemental Data
  Net assets, end of year (000)............     $ 201,940         $ 198,425         $ 182,480         $ 215,577         $ 176,950
  Ratios of expenses to average net assets.        .84%(a)           .82%(a)           .77%(a)           .77%(a)           .77%(a)
  Ratios of net investment income to
    average net assets ....................         2.88%             2.97%             1.95%             1.95%             2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses average net assets for the Municipal Money Market Portfolio have been 1.12%, 1.14%, 1.12%, 1.16% and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                                 MUNICIPAL MONEY
                                                                                MARKET PORTFOLIO
                                                                        ---------------------------------
                                                                                          FOR THE PERIOD
                                                                                           JUNE 12, 1995
                                                                            FOR THE      (COMMENCEMENT OF
                                                                          YEAR ENDED      OPERATIONS) TO
                                                                        AUGUST 31, 1996   AUGUST 31, 1995
                                                                        ---------------  ----------------

     Net asset value, beginning of period ...........................      $    1.00       $      1.00
                                                                           ---------       -----------

     Income from investment operations:
       Net investment income ........................................         0.0278            0.0063
                                                                           ---------       -----------
       Total from investment operations .............................         0.0278            0.0063
                                                                           ---------       -----------

     Less distributions
       Dividends (from net investment income) .......................        (0.0278)          (0.0063)
                                                                           ---------       -----------
       Total distributions ..........................................        (0.0278)          (0.0063)
                                                                           ---------       -----------

     Net asset value, end of period .................................      $    1.00       $      1.00
                                                                           =========       ===========

     Total Return ...................................................          2.81%           2.87%(b)

     Ratios /Supplemental Data
       Net assets, end of period (000) ..............................      $  89,428       $   113,226
       Ratios of expenses to average net assets .....................        0.94%(a)       1.00%(a)(b)
       Ratios of net investment income to average net assets ........          2.78%           2.83%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses to average net assets for the Municipal Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.30% annualized for the period ended August 31, 1995.

(b)  Annualized.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)

In the twelve months ended August 31, 1996 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 47% of such dividends was attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 1997, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in 1996. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]